Share capital - Disclosure of objectives, policies and processes for managing capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Long-term debt	$ 0	$ 93,900	$ 145,080
Total equity	1,432,041	1,188,953	$ 1,247,931
Undrawn revolving credit facility	650,000	288,336
Total capital	$ 2,082,041	$ 1,571,189